Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses
General and administrative	¥ (119,087)	$ (18,251)	¥ (109,291)	¥ (71,641)
Total operating expenses	(396,003)	(60,690)	(404,087)	(289,852)
Loss from operations	(189,825)	(29,092)	(147,225)	(92,785)
Foreign exchange loss, net	90	14	1,731	(11,689)
Interest income	6,131	940	6,300	3,657
Interest expense	(11,724)	(1,797)	(11,118)	(7,054)
Change in fair value of derivative liability	(10,654)
Loss before income taxes	(224,989)	(34,480)	(109,679)	(66,167)
Net loss	(225,075)	(34,493)	(109,841)	(66,197)
Deduct: Accretion of contingently redeemable convertible preferred shares				(24,094)
Net loss attributable to common/ordinary shareholders	(225,075)	(34,493)	(109,841)	(90,291)
Other comprehensive income (loss)
Foreign currency translation adjustments	4,450	682	(2,037)	11,688
Comprehensive loss	(220,625)	(33,811)	(111,878)	(54,509)
Parent Company
Operating expenses
General and administrative	(15,938)	(2,443)	(14,389)	(11,941)
Share of losses of subsidiaries and VIE	(193,109)	(29,595)	(93,328)	(72,750)
Total operating expenses	(209,047)	(32,038)	(107,717)	(84,691)
Loss from operations	(209,047)	(32,038)	(107,717)	(84,691)
Foreign exchange loss, net	6	1		(186)
Interest income	544	85	2,754	3,013
Interest expense	(10,654)	(1,633)	(10,178)	(6,599)
Other income (loss)	(5,924)	(908)	5,300	964
Change in fair value of derivative liability				21,302
Loss before income taxes	(225,075)	(34,493)	(109,841)	(66,197)
Net loss	(225,075)	(34,493)	(109,841)	(66,197)
Deduct: Accretion of contingently redeemable convertible preferred shares				(24,094)
Net loss attributable to common/ordinary shareholders	(225,075)	(34,493)	(109,841)	(90,291)
Other comprehensive income (loss)
Foreign currency translation adjustments	4,450	682	(2,037)	11,688
Total other comprehensive income (loss), net of tax	4,450	682	(2,037)	11,688
Comprehensive loss	¥ (220,625)	$ (33,811)	¥ (111,878)	¥ (54,509)